Long-Term Debt, net (Tables)	6 Months Ended
Jun. 30, 2024
Long-Term Debt, net
Schedule of long-term debt, net

Long-term debt, net consisted of the following (in thousands):

	Balance as of	Balance as of
Credit Facility	June 30, 2024	December 31, 2023
BNP Paribas/Credit Agricole $130 mil. Facility	$90,000	$100,000
Alpha Bank $55.25 mil. Facility	44,000	47,750
Syndicated $450.0 mil. Facility	181,000	—
Citibank $382.5 mil. Revolving Credit Facility	—	—
Senior unsecured notes	262,766	262,766
Total long-term debt	$577,766	$410,516
Less: Deferred finance costs, net	(8,063)	(6,342)
Less: Current portion	(25,160)	(21,300)
Total long-term debt net of current portion and deferred finance cost	$544,543	$382,874

Schedule of debt maturities of long-term debt

The scheduled debt maturities of long-term debt subsequent to June 30, 2024 are as follows (in thousands):

Principal
Payments due by period ended	repayments
June 30, 2025	$25,160
June 30, 2026	25,160
June 30, 2027	92,360
June 30, 2028	294,326
June 30, 2029	140,760
Total long-term debt	$577,766